Financial Instruments - Additional Information (Detail) - Interest risk [member] - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Percentage variation in interest rate risk	0.25%	0.25%
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Percentage variation in interest rate risk	0.25%
Interest rate impact on net income and comprehensive income	$ 4.1	$ 4.3
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate impact on net income and comprehensive income	$ 2.1	$ 4.3